UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Municipal Income Fund

II—Arizona Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—97.9%

Long-Term Municipal Bonds—97.0%

Arizona—80.4%

Arizona Cap Fac Fin Corp Student Hsg Rev
(Arizona St Univ Proj)
Series 00
6.25%, 9/01/32	$2,000	$1,402,640

Arizona COP
FSA Series A
5.00%, 9/01/24	6,000	5,741,760

Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	909,370

Arizona HFA SFMR
(Tucson & Pima Proj) AMT
GNMA/ FNMA Series 02A
5.50%, 1/01/35 (a)	330	318,668

Arizona Hlth Fac Auth
(Blood System Inc.)
Series 04
5.00%, 4/01/19	750	714,405

Arizona Hlth Fac Auth
(Phoenix Children’s Hosp)
2.25%, 2/01/42 (b)	1,150	910,478

Arizona Hlth Fac Auth
(Phoenix Children’s Hosp)
(Prerefunded)
Series 02A
6.00%, 2/15/32	5,700	6,407,769

Arizona Sch Fac Brd
(Prerefunded)
Series 01
5.00%, 7/01/19	6,730	7,287,244

Arizona St Transp Brd Hwy Rev
5.00%, 7/01/20	5,000	5,277,650
Series 04B
5.00%, 7/01/24	4,300	4,357,577

Arizona St Univ COP
(Research Infra Proj)
AMBAC Series 05A
5.00%, 9/01/23	2,000	1,973,320

Arizona Student Loan Auth

(Student Loan Rev) AMT
Series 99B-1
5.90%, 5/01/24	1,500	1,363,035

Arizona Tourism & Sports Auth
(Multipurpose Stadium Fac)
MBIA Series 03A
5.00%, 7/01/25	2,400	2,357,688

Arizona Wtr Infra Fin Auth
(Wtr Quality)
Series 06A
5.00%, 10/01/24	4,000	4,097,640

Dove Mtn Resort Comnty Fac Dist
(Assessment Lien Bonds)
6.75%, 12/01/16	405	267,993

Estrella Mtn Ranch CFD
(Desert Village)
7.375%, 7/01/27	1,396	1,059,592
Series 01A
7.875%, 7/01/25	2,880	2,327,472

Gilbert Wtr Res Muni Ppty Corp.
Series 04
4.90%, 4/01/19	2,500	2,454,450

Glendale IDA
(John C Lincoln Hlth)
Series 05B
5.25%, 12/01/22	1,000	685,690

Glendale IDA
(Midwestern Univ)
(Prerefunded)
Series 01A
5.875%, 5/15/31	3,770	4,178,706

Goodyear CFD
(Palm Valley)
Series 96C
7.25%, 7/01/16	1,481	1,269,646

Goodyear IDA Wtr & Swr Rev
(Litchfield Pk Svc Proj) AMT
Series 99
5.95%, 10/01/23	3,160	2,343,867

Greater Arizona Dev Auth Infra Rev
MBIA Series 05A
5.00%, 8/01/21	1,600	1,640,432
MBIA Series 05B
5.00%, 8/01/25	4,320	4,243,493

Hassayampa CFD #2
Series 96
7.75%, 7/01/21	2,265	1,780,449

Hassayampa CFD #2
(Forest Ridge Estates)
Series 00
7.50%, 7/01/24	645	534,718

Maricopa Cnty SFMR

(Mtg Rev) AMT
GNMA/ FNMA/ FHLMC Series 01
5.63%, 3/01/33	485	461,715

Maricopa Cnty Uni Sch Dist No 89-Dysart
6.25%, 7/01/26	3,700	3,911,344

Mesa Cnty IDA
(Discovery Hlth Sys)
(Prerefunded)
MBIA Series 99A
5.75%, 1/01/25 (c)	15,000	15,810,750

Mohave Cnty IDA Correctional Fac Contract
(Mohave Prison LLC Exp Proj)
8.00%, 5/01/25	2,000	1,808,160

Nogales Muni Dev Auth
AMBAC Series 05
5.00%, 6/01/27	1,000	869,160

Northern Arizona Univ COP
(Northern Arizona Univ Research Proj)
AMBAC Series 04
5.125%, 9/01/21—9/01/24	7,140	7,046,037

Phoenix Civic Impr Corp.
(Senior Lien Arpt Rev)
5.00%, 7/01/26	4,080	3,758,496

Phoenix Civic Impr Corp. Excise Tax Rev
(Civic Plaza Exp Proj)
FGIC Series 05A
5.00%, 7/01/23	5,500	5,505,995

Phoenix IDA
(Capitol Mall LLC Proj)
AMBAC Series 05
5.00%, 9/15/25	5,935	5,518,541

Pima Cnty IDA
(Horizon Comnty Learning Ctr)
Series 05
5.125%, 6/01/20	1,500	1,136,625

Pima Cnty IDA MFHR
(La Hacienda)
(Prerefunded)
GNMA Series 99
7.00%, 12/20/31	1,290	1,492,143

Pima Cnty IDA SFMR
(Mtg Rev) AMT
GNMA/ FNMA Series 99B-1
6.10%, 5/01/31	65	65,119

Pinal Cnty COP
AMBAC Series 01
5.125%, 6/01/21	1,000	959,470
Series 04
5.00%, 12/01/24	3,780	3,451,707

Pinal Cnty IDA Correctional Fac Contract

(Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,062,208

Queen Creek Impr Dist No 1
5.00%, 1/01/26	600	342,216

Salt Verde Fin Corp.
(Prepaid Gas)
5.25%, 12/01/22—12/01/23	1,165	850,527

Scottsdale IDA
(Scottsdale Healthcare)
5.00%, 9/01/23	500	415,235

Show Low Assmt Dist #6
(Torreon)
ACA Series 00
6.00%, 1/01/18	955	782,498

Show Low IDA
(Navapache Regl Med Ctr)
RADIAN Series 05
5.00%, 12/01/25	1,415	1,043,902

Stoneridge CFD
Series 01
6.75%, 7/15/26	1,650	1,258,207

Sundance CFD No 1
Series 02
7.75%, 7/01/22	1,742	1,419,817

Tempe Excise Tax Rev
5.00%, 7/01/24	1,035	1,042,400

Tolleson IDA MFHR
(Copper Cove) AMT
GNMA Series 01A
5.50%, 11/20/41	5,825	4,503,890

Tucson & Pima IDA SFMR
(Mtg Bkd Sec Prog) AMT
GNMA/ FNMA/ FHLMC Series 01A-1
6.35%, 1/01/34 (a)(c)	445	436,109

Tucson Arpt Auth Rev AMT
AMBAC Series 01
5.35%, 6/01/31	6,475	5,134,157

Tucson COP
MBIA Series 04A
5.00%, 7/01/23—7/01/24	6,100	6,152,050

Tucson Hgr Ed
(Univ Arizona)
AMBAC Series 02A
5.00%, 7/15/32	1,000	931,200

Univ Med Ctr Corp. Hosp Rev
5.00%, 7/01/35	3,500	2,275,175

Univ of Arizona COP
AMBAC
5.00%, 6/01/12	3,040	3,194,949
5.25%, 6/01/14—6/01/15	5,000	5,302,650

West Campus Hsg LLC Student Hsg Rev
(Arizona St Univ West Campus)
AMBAC Series 05
5.00%, 7/01/30	1,500	1,158,045

Yavapai Cnty Hosp Rev
(Regl Med Ctr)
RADIAN Series 03A
5.25%, 8/01/21	4,000	3,281,000

		158,287,249

California—1.4%

California Statewide CDA
(Enloe Med Ctr)
6.25%, 8/15/28	2,155	2,067,959
Series A
5.375%, 8/15/20	740	727,117

		2,795,076

Florida—0.8%

Collier Cnty CFD
(Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	475	321,818
Series 02B
6.625%, 5/01/33	205	134,445

Double Branch CDD
(Oakleaf Village)
Series 02A
6.70%, 5/01/34	970	727,655

Fiddlers Creek CDD
(Prerefunded)
Series 99B
5.80%, 5/01/21	405	277,599

		1,461,517

Puerto Rico—13.7%

Puerto Rico
(Pub Impr)
5.25%, 7/01/23	575	468,366
Series 01A
5.50%, 7/01/19	500	449,635
Series 03A
5.25%, 7/01/23	500	407,275

Puerto Rico
(Pub Impr)
(Prerefunded)
FGIC Series 02A
5.00%, 7/01/32	2,500	2,781,675

Puerto Rico Conv Ctr Dist Auth
(Hotel Occupancy Rev)
AMBAC Series 06A
5.00%, 7/01/18	6,000	5,241,240

Puerto Rico Elec Pwr Auth
5.00%, 7/01/20—7/01/22	6,400	5,373,145

Puerto Rico Govt Dev Bank
(Sr Notes)
Series 06B
5.00%, 12/01/15	500	450,835

Puerto Rico HFA
5.00%, 12/01/17	1,855	1,803,505
5.125%, 12/01/27	385	344,463

Puerto Rico HFA
(Prerefunded)
5.00%, 12/01/17	3,015	3,354,821

Puerto Rico Hwy & Transp Auth
FSA
5.00%, 7/01/32	2,015	1,594,349

Puerto Rico Hwy & Transp Auth
(Prerefunded)
FSA
5.00%, 7/01/32	1,385	1,541,048

Puerto Rico IFA Hlth Fac
(Ascension Hlth)
Series 00A
6.125%, 11/15/30	1,500	1,468,935

Univ of Puerto Rico
5.00%, 6/01/18	1,855	1,621,511

		26,900,803

Texas—0.7%

Texas Trpk Auth
AMBAC Series 02A
5.50%, 8/15/39	1,750	1,438,850

Total Long-Term Municipal Bonds
(cost $206,675,386)		190,883,495

Short-Term Municipal Notes—0.9%

New York—0.1%

New York City Muni Wtr Fin Auth
1.30%, 6/15/32 (d)	200	200,000

Pennsylvania—0.2%

Langhorne Manor Hgr Ed & Hlth Auth
(Wesley Enhanced Living)
RADIAN Series 2005A
1.20%, 10/01/32 (d)	400	400,000

Tennessee—0.6%

Chattanooga HEFA
(Siskin Renab Proj)
1.10%, 6/01/28 (d)	1,200	1,200,000

Total Short-Term Municipal Notes
(cost $1,800,000)		1,800,000

Total Investments—97.9%
(cost $208,475,386)		192,683,495
Other assets less liabilities—2.1%		4,160,635

Net Assets—100.0%		$196,844,130

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,440	2/12/12	SIFMA	*	3.548%		$89,882
Merrill Lynch	1,000	8/09/26	4.0632%		SIFMA	*	(182,853)

(a)	Variable rate coupon, rate shown as of December 31, 2008.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2008, the Portfolio held 47% of net assets in insured bonds (of this amount 10% represents the Portfolio’s holding in pre-refunded bonds). 20% of the Portfolio's insured bonds were insured by AMBAC.

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
-
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
FGIC FHLMC FNMA FSA GNMA HEFA HFA IDA IFA MBIA MFHR RADIAN SFMR	- - - - - - - - - - - - -

Financial Guaranty Insurance Company

Federal Home Loan Mortgage Corporation

Federal National Mortgage Association

Financial Security Assurance Inc.

Government National Mortgage Association

Health & Education Facility Authority

Housing Finance Authority

Industrial Development Authority/Agency

Industrial Finance Authority

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Radian Group, Inc.

Single Family Mortgage Revenue

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Arizona Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		192,683,495			(92,971)
Level 3		– 0	–		– 0	–

Total		$192,683,495			$(92,971)

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

II—Florida Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—98.7%

Long-Term Municipal Bonds—98.7%

Florida—44.9%

Beacon Tradeport CDD
Series 02B
7.25%, 5/01/33	$855	$643,456

Bonnet Creek Resort CDD
Series 02
7.25%, 5/01/18	2,000	1,651,080

Capital Trust Agy Arpt Fac
(Cargo Acq Grp) AMT
Series 02
6.25%, 1/01/19	480	389,035
Series 03
5.75%, 1/01/32	2,000	1,240,180

Collier Cnty CFD
(Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	350	237,129
Series 02B
6.625%, 5/01/33	150	98,375

Concorde Estates CDD
Series 04B
5.00%, 5/01/11	700	588,938

Crossings at Fleming Island CDD
(Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,240	1,723,747

Dade Cnty HFA MFHR
(Golden Lakes Apts) AMT
Series 97A
6.00%, 11/01/32	250	214,252
6.05%, 11/01/39	750	636,855

Florida HFC MFHR
(Mystic Pointe II) AMT
GNMA Series 00
6.30%, 12/01/41	1,165	1,035,767

Florida HFC MFHR

(Sabal Chase Apts) AMT
FSA Series 00
6.00%, 5/01/40	3,650	3,058,700

Florida HFC MFHR
(Spring Harbor Apts) AMT
Series 99C-1
5.90%, 8/01/39	2,540	2,128,393

Florida HFC MFHR
(Walker Ave Club) AMT
FSA Series 00L-1
6.00%, 12/01/38	3,435	2,910,613

Florida HFC MFHR
(Waverly Apts) AMT
FSA Series 00C-1
6.50%, 7/01/40	2,790	2,517,473

Hamal CDD
(Prerefunded)
Series 01
6.65%, 5/01/21	1,100	1,230,108

Herons Glen Recreation Dist
(Prerefunded)
Series 99
5.90%, 5/01/19	2,385	2,443,552

Highlands Cnty Hlth Fac Auth
(Adventist/Sunbelt Hosp)
(Prerefunded)
Series 01A
6.00%, 11/15/31	2,000	2,238,220

Indian Trace Dev Dist
(Wtr Mgmt Spl Benefit)
MBIA Series 05
5.00%, 5/01/22	680	591,369

Jacksonville
(Excise Taxes Rev)
AMBAC Series 02B
5.00%, 10/01/26	3,925	3,704,768

Lee Cnty Arpt
(Southwest Int’l Arpt) AMT
FSA Series 00A
6.00%, 10/01/32	13,500	11,427,480

Manatee Cnty HFA SFMR
(Mtg Rev) AMT
GNMA Series 99
6.25%, 11/01/28	230	223,997

Marshall Creek CDD
Series 02A
6.625%, 5/01/32	900	644,598

Miami Beach Hlth Fac Auth
(Mt Sinai Med Ctr)
Series 01A
6.80%, 11/15/31	1,600	930,176

Miami-Dade Cnty HFA SFMR
(Home Ownship Mtg) AMT

GNMA/ FNMA Series 00A-1
6.00%, 10/01/32	710	699,180

Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	2,450	2,270,194

North Broward Hosp Dist
(Prerefunded)
Series 01
6.00%, 1/15/31	1,700	1,858,100

Northern Palm Beach Cnty Impr Dist
(Mirasol Unit #43)
(Prerefunded)
6.125%, 8/01/31	1,000	1,109,890

Northern Palm Beach Cnty Impr Dist
(Unit Dev #43)
6.10%, 8/01/21	75	57,328

Northern Palm Beach Cnty Impr Dist
(Unit Dev #43)
(Prerefunded)
6.10%, 8/01/21	510	565,728

Northern Palm Beach Cnty Impr Dist
(Unit Dev 27B)
Series 02
6.40%, 8/01/32	1,075	746,931

Orange Cnty HFA MFHR
(Loma Vista Proj) AMT
Series 99G
5.50%, 3/01/32	2,000	1,578,140

Preserve at Wilderness Lake CDD
Series 02A
7.10%, 5/01/33	1,425	1,078,810

Tallahassee Hosp
(Tallahassee Memorial)
Series 00
6.375%, 12/01/30	2,750	2,029,115

Tampa Hgr Ed
(Tampa Univ Proj)
RADIAN Series 02
5.625%, 4/01/32	3,175	2,695,511

Village Ctr CDD
MBIA
5.125%, 10/01/28	1,000	899,160

Volusia Cnty Ed Fac Auth
(Embry Riddle Aero Univ)
Series 99A
5.75%, 10/15/29	2,000	1,364,060

Waterlefe CDD
Series 01
6.95%, 5/01/31	665	500,552

West Palm Beach Comnty Redev Agy
(Northwood-Pleasant Comnty Redev)
5.00%, 3/01/25—3/01/29	3,640	2,805,029

		62,765,989

Arizona—1.7%

Arizona Hlth Fac Auth
(Phoenix Children’s Hosp)
2.25%, 2/01/42 (a)	1,250	989,650

Dove Mtn Resort Comnty Fac Dist
(Assessment Lien Bonds)
6.75%, 12/01/16	295	195,204

Queen Creek Impr Dist No 1
5.00%, 1/01/26	600	342,216

Salt Verde Fin Corp.
(Prepaid Gas)
5.25%, 12/01/23	1,125	816,570

		2,343,640

California—1.6%

California Statewide Comnty Dev Auth
(Enloe Med Ctr)
5.50%, 8/15/23	80	75,097
6.25%, 8/15/28	1,715	1,645,731
Series A
5.375%, 8/15/20	510	501,121

		2,221,949

Colorado—0.4%

Colorado Hlth Fac Auth
(Evangelical Lutheran Proj)
5.25%, 6/01/19—6/01/23	700	590,625

District Of Columbia—5.6%

Dist of Columbia
FSA Series 2007C
5.00%, 6/01/23	3,205	3,236,954

Washington Conv Ctr Auth
AMBAC
5.00%, 10/01/23	5,000	4,608,550

		7,845,504

Illinois—1.1%

Chicago Incr Alloc
(Diversey/Narragansett Redev Proj)
7.46%, 2/15/26	830	638,801

Hampshire Spl Svc Area No 14
5.80%, 3/01/26	775	496,302

Manhattan
(No 04-1 Brookstone Springs Proj)
Series 05
5.875%, 3/01/28	700	451,010

		1,586,113

Indiana—4.7%

Franklin Township Sch Bldg Corp.
5.00%, 7/15/21—7/15/22	6,625	6,585,561

Iowa—0.1%

Coralville Urban Rev Tax Incr
Series 07C

5.00%, 6/01/18	100	95,769

Kansas—0.2%

Lenexa Hlth Care Fac
(Lakeview Village Inc.)
5.25%, 5/15/22	390	238,114

Louisiana—3.4%

Lafayette LA Communications
(Communications Sys Rev)
XLCA
5.25%, 11/01/20	2,215	2,182,262

Louisiana Agriculture Fin Auth
5.25%, 9/15/17	1,130	972,230

New Orleans
RADIAN
5.00%, 12/01/18	1,550	1,559,889

		4,714,381

Michigan—1.8%

Detroit Wtr Sup Sys
FSA Series 2006A
5.00%, 7/01/24	2,975	2,586,138

Minnesota—1.8%

Maple Grove Hlth Care
5.00%, 5/01/22	1,350	1,140,035

St. Paul Hsg & Redev Auth
(Hltheast Proj)
Series 05
6.00%, 11/15/25	500	321,260

Western Minnesota Muni Pwr Agy
FSA
5.00%, 1/01/17	900	996,651

		2,457,946

Missouri—2.4%

Kansas City
(Downtown Arena Proj)
Series 08C
5.00%, 4/01/28	3,500	3,269,945

Riverside IDA
(Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	160	118,605

		3,388,550

Nevada—1.6%

Clark Cnty
AMBAC Series 2006
5.00%, 11/01/23	2,250	2,249,843

New Mexico—2.6%

Clayton Jail Proj
CIFG
5.00%, 11/01/26	4,620	3,601,891

New York—0.3%

New York Liberty Dev Corp.
(National Sports Museum Proj)
6.125%, 2/15/19 (b)	500	75,000

New York St Dorm Auth
(Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	460	353,179

		428,179

North Dakota—0.4%

Ward Cnty Hlth Care Fac
(Trinity Hlth)
5.125%, 7/01/20	685	502,502

Ohio—1.6%

Cleveland Cuyahoga Port Auth
(Univ Heights Ohio-Pub Parking Proj)
Series 01
7.35%, 12/01/31	3,000	2,234,730

Pennsylvania—0.6%

Allegheny Cnty Hosp Dev Auth
(West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	1,300	877,786

Puerto Rico—2.2%

Puerto Rico
(Pub Impr)
5.25%, 7/01/23	600	488,730
Series 01A
5.50%, 7/01/19	500	449,635
Series 04A
5.25%, 7/01/19	960	841,488

Puerto Rico HFA
5.125%, 12/01/27	695	621,824

Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	730	632,625

		3,034,302

South Carolina—0.6%

Scago Ed Fac Corp.
(Calhoun Sch Dist)
RADIAN
5.00%, 12/01/21	945	833,679

Tennessee—0.3%

Sullivan Cnty Hlth Ed
(Wellmont Hlth Sys)
Series 06C
5.00%, 9/01/22	725	484,481

Texas—6.6%

Bexar Cnty Hlth Fac Dev Corp.
5.00%, 7/01/27	150	87,771

Camino Real Regl Mobility Auth

5.00%, 2/15/22	1,270	1,231,925

Magnolia Tax ISD
5.00%, 8/15/20	6,165	6,513,384

North Texas Hlth Fac Dev Corp
(United Regl Hlth Care Sys)
FSA Series 07
5.00%, 9/01/24	250	204,773

Tyler Tex Hlth Fac Dev Corp.
5.25%, 7/01/26	2,000	1,253,960

		9,291,813

Utah—0.2%

Spanish Fork City Charter Sch Rev
5.55%, 11/15/21	370	276,834

Washington—11.2%

Energy Northwest Wind
AMBAC
5.00%, 7/01/21	3,625	3,621,629

King Cnty Sch Dist No 414
(Lake Washington)
MBIA SCH BD GTY
5.00%, 12/01/24	4,500	4,523,130

Spokane
AMBAC
5.00%, 12/01/22	2,390	2,396,692

Washington
AMBAC
5.00%, 1/01/24	5,000	5,064,650

		15,606,101

Wisconsin—0.8%

Wisconsin HEFA
(Wheaton Franciscan)
MBIA
5.25%, 8/15/20	1,600	1,133,968

Total Long-Term Municipal Bonds
(cost $159,843,389)		137,976,388

Short-Term Municipal Notes—0.0%

Florida—0.0%

Jacksonville Hlth Fac Auth
(Baptist Hlth Sys)
1.05%, 8/15/34 (c)
(cost $100,000)	100	100,000

Total Investments—98.7%
(cost $159,943,389)		138,076,388
Other assets less liabilities—1.3%		1,752,435

Net Assets—100.0%		$139,828,823

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,540	2/12/12	SIFMA	*	3.548%	$96,123
Merrill Lynch	5,300	10/21/16	SIFMA	*	4.1285%	738,403

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(b)	Illiquid security, valued at fair value.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2008, the Portfolio held 49% of net assets in insured bonds (of this amount 0% represents the Portfolio’s holding in pre-refunded bonds). 15% of the Portfolio’s insured bonds were insured by AMBAC.

Glossary:

ACA AMBAC AMT	- - -	ACA Capital American Bond Assurance Corporation Alternative Minimum Tax (subject to)
-
CDD CFD CIFG FNMA FSA GNMA HEFA HFA HFC IDA ISD MBIA MFHR RADIAN SFMR XLCA	- - - - - - - - - - - - - - - -

Community Development District

Community Facilities District

CIFG Assurance North America, Inc.

Federal National Mortgage Association

Financial Security Assurance Inc.

Government National Mortgage Association

Health & Education Facility Authority

Housing Finance Authority

Housing Finance Corporation

Industrial Development Authority/Agency

Independent School District

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Radian Group, Inc.

Single Family Mortgage Revenue

XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Florida Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		138,076,388			834,526
Level 3		– 0	–		– 0	–

Total		$138,076,388			$834,526

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

II—Massachusetts Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—102.1%

Long-Term Municipal Bonds—92.6%

Massachusetts—74.8%

Fall River
FSA
5.00%, 7/15/28	$5,085	$5,016,352

Massachusetts
FSA Series 05A
5.00%, 3/01/17	5,000	5,440,550

Massachusetts
(Prerefunded)
Series 02C
5.25%, 11/01/30	3,075	3,386,989

Massachusetts Bay Transp Auth
(Prerefunded)
Series 04A
5.25%, 7/01/21	2,000	2,315,860

Massachusetts Dev Fin Agy
(Brandeis Univ)
5.00%, 9/01/21—10/01/26	7,610	7,820,488

Massachusetts Dev Fin Agy
(Boston Architectural Coll)
ACA
5.00%, 1/01/27	1,750	1,115,047

Massachusetts Dev Fin Agy
(Brandeis Univ)
5.00%, 10/01/27	1,690	1,628,163

Massachusetts Dev Fin Agy
(Massachusetts Biomedical)
Series 00C
6.25%, 8/01/20	3,000	3,093,660

Massachusetts Dev Fin Agy
(Massachusetts Coll of Pharmacy)
(Prerefunded)
Series 99B
6.75%, 7/01/30	3,350	3,577,599

Massachusetts Dev Fin Agy
(Pharmacy & Allied Hlth)
ASSURED GTY Series 05D
5.00%, 7/01/24	3,500	3,470,215

Massachusetts Dev Fin Agy
(Suffolk Univ)
(Prerefunded)
Series 99
5.85%, 7/01/29	1,375	1,419,564

Massachusetts Dev Fin Agy
(Worchester Redev)
(Prerefunded)
RADIAN Series 99
5.25%, 6/01/19	2,350	2,414,390

Massachusetts Ed Fin Auth
(Ed Loan) AMT
MBIA Series 00G
6.00%, 12/01/16	800	760,552

Massachusetts Health & Educational
Facilities Authority
(Woods Hole Oceanographic Institution Issue)
5.375%, 6/01/27	3,060	3,012,417

Massachusetts HEFA
(Partners Hlthcare Sys)
5.00%, 7/01/27	2,000	1,742,440
(Woods Hole Oceanographic Institution Issue)
5.25%, 6/01/26	1,905	1,868,710
FGIC
(Tufts Med Ctr)
5.00%, 5/15/25	1,920	1,426,272

Massachusetts HEFA
(Berkshire Hlth Sys)
RADIAN Series 01E
5.70%, 10/01/25	4,000	3,281,320

Massachusetts HEFA
(Cape Cod Hlthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,600	1,823,744

Massachusetts HEFA
(Caregroup Hlthcare Sys)
5.375%, 7/01/25	1,000	782,100

Massachusetts HEFA
(Covenant Hlth Sys)
6.00%, 7/01/31	1,955	1,683,861

Massachusetts HEFA
(Milford Regl Med Ctr)
5.00%, 7/15/22	1,220	797,782

Massachusetts HEFA
(Partners Healthcare Sys)
5.75%, 7/01/32	165	153,569

Massachusetts HEFA
(Prerefunded)
5.75%, 7/01/32	3,835	4,244,310

6.00%, 7/01/31	545	615,398
FGIC
5.00%, 5/15/25	80	87,049

Massachusetts HEFA
(Univ of Massachusetts Proj)
(Prerefunded)
MBIA Series 02C
5.25%, 10/01/31 (a)	6,440	7,079,814

Massachusetts HEFA
(Winchester Hosp)
(Prerefunded)
Series 00E
6.75%, 7/01/30	4,335	4,640,271

Massachusetts HFA MFHR
(Rental Rev)
AMBAC Series 95E
6.00%, 7/01/41	4,125	3,498,206

Massachusetts HFA MFHR
(Rental Rev) AMT
MBIA Series 00H
6.65%, 7/01/41	4,655	4,291,538

Massachusetts Hlth & Educational Fac Auth
(Harvard Univ)
5.25%, 11/15/23 (b)	2,000	2,129,740
(Massachusetts Institute of Technology)
5.75%, 7/01/26 (b)	6,500	7,033,000

Massachusetts Indl Fin Agy MFHR
(Heights Crossing) AMT
FHA Series 95
6.15%, 2/01/35	6,000	5,672,940

Massachusetts Port Auth Spec Fac
(US Air Proj) AMT
MBIA Series 96A
5.875%, 9/01/23	2,000	1,539,520

Massachusetts St Coll Bldg
AMBAC
5.00%, 5/01/23	2,635	2,574,263

Massachusetts St Sch Bldg Auth
(Dedicated Sales Tax Rev)
MBIA Series 05A
5.00%, 8/15/19	7,000	7,373,590

Massachusetts St Spl Oblig
(Constr Lane)
FSA Series 05A
5.00%, 6/01/23	1,500	1,527,060

Massachusetts St Wtr Pollution Abatement
5.00%, 8/01/20—8/01/24	3,125	3,262,981

Massachusetts St Wtr Pollution Abatement
(Prerefunded)
5.00%, 8/01/24 (a)	4,875	5,592,259

Springfield

5.00%, 8/01/19	3,000	3,345,150

Univ of Massachusetts Bldg Auth
5.00%, 5/01/26—5/01/27	6,000	5,810,359

		128,349,092

Alabama—0.8%

Hlth Care Auth for Baptist Hlth
ASSURED GTY Series B
5.50%, 11/15/37 (c) +	1,375	1,375,000

Arizona—1.2%

Dove Mtn Resort Comnty Fac Dist
(Assessment Lien Bonds)
6.75%, 12/01/16	345	228,290

Goodyear IDA
(Litchfield Pk Svc Proj) AMT
Series 01
6.75%, 10/01/31	1,160	919,195

Stoneridge CFD
Series 01
6.75%, 7/15/26	1,265	964,626

		2,112,111

California—0.8%

California Statewide Comnty Dev Auth
(Enloe Med Ctr)
5.50%, 8/15/23	360	337,936
6.25%, 8/15/28	1,055	1,012,388

		1,350,324

Colorado—0.2%

Murphy Creek Metro Dist No 3
Series 06
6.00%, 12/01/26	500	299,745

Florida—1.0%

Collier Cnty CFD
(Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	370	250,679
Series 02B
6.625%, 5/01/33	160	104,933

Crossings at Fleming Island CDD
(Eagle Harbor)
Series 00C
7.10%, 5/01/30	1,750	1,346,677

		1,702,289

Georgia—0.2%

Atlanta
(Tax Alloc Bonds Eastside Proj)
Series 05B
5.60%, 1/01/30	500	303,915

Illinois—0.3%

Bolingbrook
(Bolingbrook-Sales Tax)
6.25%, 1/01/24	500	339,570

Plano Spl Svc Area No. 3
(Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	395	254,601

		594,171

Nevada—0.4%

Clark Cnty Impr Dist No. 142
Series 03
6.10%, 8/01/18	975	700,128

New Jersey—1.9%

New Jersey Ed Fac Auth
(Kean Univ)
FGIC Series 07
7.23%, 7/01/37 (c) +	1,700	1,700,000
FGIC Series 2007E-2
10.00%, 7/01/37 (c) +	1,570	1,570,000

		3,270,000

Pennsylvania—0.1%

Allegheny Cnty Hosp Dev Auth
(West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	350	236,327

Puerto Rico—10.9%

Puerto Rico
Series 06A
5.25%, 7/01/22	500	413,635

Puerto Rico
(Pub Impr)
Series 01A
5.50%, 7/01/19	500	449,635

Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	850	745,858
Series 08WW
5.375%, 7/01/23	2,065	1,746,061

Puerto Rico Elec Pwr Auth
(Prerefunded)
XLCA Series 02-1
5.25%, 7/01/22	3,200	3,594,528

Puerto Rico Govt Dev Bank
(Sr Notes)
Series 06B
5.00%, 12/01/15	500	450,835

Puerto Rico HFA
5.00%, 12/01/20	695	661,821
5.125%, 12/01/27	465	416,040

Puerto Rico HFA
(Prerefunded)
5.00%, 12/01/20	1,045	1,162,782

Puerto Rico Hwy & Transp Auth
FGIC Series 03
5.25%, 7/01/14	4,225	3,911,294
FGIC Series 03G
5.25%, 7/01/14	4,410	4,082,557

Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	275	223,861

Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,025	888,275

		18,747,182

Total Long-Term Municipal Bonds
(cost $165,200,459)		159,040,284

Short-Term Municipal Notes—9.5%

Massachusetts—8.6%

Massachusetts Dev Fin Agy
(Boston Univ)
0.90%, 10/01/42 (d)	1,200	1,200,000

Massachusetts Dev Fin Agy
(Boston Univ)
0.70%, 10/01/42 (d)	2,500	2,500,000

Massachusetts Dev Fin Agy
(Coll of the Holy Cross)
0.90%, 9/01/37 (d)	2,000	2,000,000

Massachusetts HEFA
(Harvard Univ)
GO OF INSTN Series 99R
0.70%, 11/01/49 (d)	800	800,000

Massachusetts HEFA
(Northeastern Univ)
Series 2008
0.90%, 10/01/35 (d)	2,650	2,650,000

Massachusetts HEFA
(Stone Hill College)
Series 2008K
0.90%, 7/01/37 (d)	1,900	1,900,000

Massachusetts HEFA
(Wellesley Coll)
Series 99G
0.75%, 7/01/39 (d)	2,285	2,285,000

Massachusetts Hlth & Educational Fac Auth
(Northeastern Univ)
0.70%, 10/01/22 (d)	1,300	1,300,000

		14,635,000

Colorado—0.9%

Colorado Ed & Cultural Fac Auth
(National Jewish Federation Brd Program)
1.10%, 5/01/38 (d)	270	270,000
1.15%, 9/01/33 (d)	1,300	1,300,000

		1,570,000

Total Short-Term Municipal Notes
(cost $16,205,000)		16,205,000

Total Investments—102.1%
(cost $181,405,459)		175,245,284
Other assets less liabilities—(2.1)%		(3,554,806)

Net Assets—100.0%		$171,690,478

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$5,100	10/01/16	SIFMA	*	4.1475%	$712,725
Merrill Lynch	8,000	12/01/17	SIFMA	*	3.7920%	952,995

(a)	Position, or a portion thereof, has been segregated to collateralize when issued and/or delayed delivery securities.
(b)	When-Issued or delayed delivery security.
(c)	Variable rate coupon, rate shown as of December 31, 2008.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2008 and the aggregate market value of these securities amounted to $4,645,000 or 2.7% of net assets.

As of December 31, 2008, the Portfolio held 42% of net assets in insured bonds (of this amount 8% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty
-
CDD	-	Community Development District
CFD	-	Community Facilities District
FGIC FHA FSA GO HEFA HFA IDA MBIA MFHR RADIAN XLCA	- - - - - - - - - - -

Financial Guaranty Insurance Company

Federal Housing Administration

Financial Security Assurance Inc.

General Obligation

Health & Education Facility Authority

Housing Finance Authority

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Radian Group, Inc.

XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Massachusetts Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		175,245,284			1,665,720
Level 3		– 0	–		– 0	–

Total		$175,245,284			$1,665,720

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

II—Michigan Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—98.0%

Long-Term Municipal Bonds—88.7%

Michigan—63.5%

Allen Park Pub Sch Dist
(Prerefunded)
Q-SBLF Series 03
5.00%, 5/01/16—5/01/22	$8,630	$9,642,903

Cedar Springs Pub Sch Dist
(Prerefunded)
Q-SBLF Series 03
5.00%, 5/01/28	1,835	2,058,430

Detroit
AMBAC Series 04A-1
5.25%, 4/01/22	1,330	1,197,505

Detroit Sch Brd
(Sch Brd Loan Fund)
(Prerefunded)
FSA Series 01A
5.125%, 5/01/31	2,900	3,208,299

Detroit Wtr Sup Sys
FSA Series 2006A
5.00%, 7/01/24	1,885	1,638,612

Detroit Wtr Sup Sys
(Prerefunded)
FGIC Series 01B
5.50%, 7/01/33	3,550	3,907,378

Dexter Comnty Sch
5.00%, 5/01/25	4,500	4,296,645

Genesee Cnty
(Wtr Sup Sys)
AMBAC Series 04
5.00%, 11/01/26	3,000	2,743,380

Kalamazoo Hosp Fin Auth
(Borgess Med Ctr) ETM
FGIC Series 94A
8.633%, 6/01/11 (a)	1,660	1,661,428

Kent Hosp Fin Auth
(Metro Hosp Proj)
Series 05A
5.75%, 7/01/25	210	147,882

Lansing Wtr & Elec Sys

FSA Series 03A
5.00%, 7/01/25	2,200	2,207,876

Michigan
(Trunk Line Fund)
(Prerefunded)
FSA Series 01A
5.25%, 11/01/30	4,000	4,385,720

Michigan HDA MFHR
(Arbor Pointe)
GNMA Series 99
5.40%, 6/20/40	1,810	1,508,020

Michigan HDA MFHR
(Danbury Manor) AMT
FNMA Series 02A
5.30%, 6/01/35 (b)	2,490	2,128,850

Michigan HDA MFHR
(Rental Rev) AMT
AMBAC Series 97A
6.10%, 10/01/33	1,795	1,561,237
GNMA Series 02A
5.50%, 10/20/43	1,950	1,505,673

Michigan Hgr Ed Fac
(Hope Coll)
Series 02A
5.90%, 4/01/32	3,465	2,625,430

Michigan Hgr Ed Student Loan Auth AMT
AMBAC Series 17G
5.20%, 9/01/20	3,500	2,206,750

Michigan Hosp Fin Auth
(Chelsea Comnty Hosp Oblig)
5.00%, 5/15/25	415	271,846

Michigan Hosp Fin Auth
(Crittenton Hosp)
Series 02A
5.625%, 3/01/27	1,250	1,102,738

Michigan Hosp Fin Auth
(Trinity Hlth)
Series 00A
6.00%, 12/01/27	1,485	1,416,556

Michigan Strategic Fund Hlth Fac
(Autumn Wood)
GNMA Series 02 A
5.20%, 12/20/22	3,000	2,830,140

Michigan Strategic Fund Hlth Fac
(Detroit Edison) AMT
XLCA Series 02C
5.45%, 12/15/32	3,000	2,337,390

North Muskegon Sch Dist
(Prerefunded)
Q-SBLF Series 03
5.25%, 5/01/28	1,500	1,698,075

Olivet Sch Brd Fund
(Prerefunded)

Q-SBLF Series 02
5.125%, 5/01/28	1,065	1,186,761

Ovid Elsie Schools Brd Fund
(Prerefunded)
Q-SBLF Series 02
5.00%, 5/01/25	2,650	2,940,864

Plymouth Ed Ctr Charter Sch Pub Sch Academy Rev
Series 05
5.125%, 11/01/18	1,050	833,165

Saginaw Hosp Fin Auth
(Covenant Med Ctr)
Series 00F
6.50%, 7/01/30	1,770	1,636,223

Southfield Library Bldg Auth
MBIA
5.00%, 5/01/25	3,340	3,336,059

		68,221,835

Arizona—0.1%

Dove Mtn Resort Comnty Fac Dist
(Assessment Lien Bonds)
6.75%, 12/01/16	215	142,268

California—1.0%

California Hlth Fac Fin Auth
(Sutter Hlth)
Series 00A
6.25%, 8/15/35	1,100	1,054,592

Florida—2.7%

Collier Cnty CFD
(Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	250	169,377
Series 02B
6.625%, 5/01/33	105	68,862

Crossings at Fleming Island CDD
(Eagle Harbor)
Series 00C
7.10%, 5/01/30	1,835	1,412,088

Double Branch CDD
(Oakleaf Village)
Series 02A
6.70%, 5/01/34	955	716,403

Northern Palm Beach Cnty Impr Dist
(Unit Dev 27B)
Series 02
6.40%, 8/01/32	740	514,167

		2,880,897

Illinois—0.8%

Antioch Village Spl Svc Area

(Clublands Proj)
Series 03
6.625%, 3/01/33	500	312,035

Antioch Village Spl Svc Area
(Deercrest Proj)
Series 03
6.625%, 3/01/33	500	316,305

Plano Spl Svc Area No. 3
(Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	395	254,601

		882,941

New Jersey—2.2%

New Jersey Ed Fac Auth
(Kean Univ)
FGIC Series 07
7.23%, 7/01/37 (b) +	1,765	1,765,000
FGIC Series 2007E-2
10.00%, 7/01/37 (b) +	625	625,000

		2,390,000

Puerto Rico—18.4%

Puerto Rico
Series 06A
5.25%, 7/01/22	500	413,635

Puerto Rico
(Pub Impr)
Series 01A
5.50%, 7/01/19	500	449,635

Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	877,480
Series 08WW
5.375%, 7/01/23	1,120	947,016

Puerto Rico Elec Pwr Auth
(Prerefunded)
XLCA Series 02-1
5.25%, 7/01/22	2,500	2,808,225

Puerto Rico HFA
5.00%, 12/01/17	1,215	1,181,272
5.125%, 12/01/27	145	129,733

Puerto Rico HFA
(Prerefunded)
5.00%, 12/01/17	1,945	2,164,221

Puerto Rico HFC SFMR
(Mtg Rev) AMT
GNMA Series 01B
5.50%, 12/01/23	1,975	1,886,796
GNMA Series 01C
5.30%, 12/01/28	1,760	1,624,850

Puerto Rico IFA Hlth Fac
(Ascension Hlth)
Series 00A

6.125%, 11/15/30	3,000	2,937,870

Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	275	223,861

Puerto Rico Pub Fin Corp.
(Comwlth Appropriation Bonds)
(Prerefunded)
MBIA Series 01A
5.00%, 8/01/31	2,875	3,083,207

Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,145	992,268

		19,720,069

Total Long-Term Municipal Bonds
(cost $101,052,461)		95,292,602

Short-Term Municipal Notes—9.3%

Michigan—4.1%

Southfield Econ Dev Corp.
(Lawrence Tech Univ Proj)
0.80%, 10/01/31—2/01/35 (c)	3,435	3,435,000

Univ of Michigan
0.80%, 4/01/32—4/01/35 (c)	1,000	1,000,000

		4,435,000

Alaska—1.1%

Valdez Marine Term Rev
(BP Pipelines, Inc. Proj)
Series 03A
1.10%, 6/01/37 (c)	1,200	1,200,000

Colorado—1.8%

Colorado Ed & Cultural Fac Auth
(Natl Jewish Fed Bd Prog)
1.15%, 9/01/33 (c)	1,900	1,900,000

Connecticut—1.7%

Connecticut St Hlth & Educational Fac Auth
(Greater Hartford YMCA Issue)
0.90%, 7/01/38 (c)	1,800	1,800,000

Virginia—0.6%

Virginia Small Business Fin Auth
1.10%, 7/01/30 (c)	700	700,000

Total Short-Term Municipal Notes
(cost $10,035,000)		10,035,000

Total Investments—98.0%
(cost $111,087,461)		105,327,602
Other assets less liabilities—2.0%		2,167,292

Net Assets—100.0%		$107,494,894

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$6,200	10/01/16	SIFMA	*	4.1475%	$866,451

(a)	Inverse Floater Security—Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(b)	Variable rate coupon, rate shown as of December 31, 2008.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2008 and the aggregate market value of these securities amounted to $2,390,000 or 2.2% of net assets.

As of December 31, 2008, the Portfolio held 40% of net assets in insured bonds (of this amount 18% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

AMBAC AMT	- - -	American Bond Assurance Corporation Alternative Minimum Tax (subject to)
CDD CFD ETM FGIC FNMA FSA GNMA HDA HFA HFC IFA MBIA MFHR Q-SBLF SFMR XLCA	- - - - - - - - - - - - - - - -

Community Development District

Community Facilities District

Escrow to Maturity

Financial Guaranty Insurance Company

Federal National Mortgage Association

Financial Security Assurance Inc.

Government National Mortgage Association

Housing Development Authority

Housing Finance Authority

Housing Finance Corporation

Industrial Finance Authority

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Qualified School Bond Loan Fund

Single Family Mortgage Revenue

XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Michigan Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$–0	–	$–0	–
Level 2	105,327,602		866,451
Level 3	–0	–	–0	–

Total	$105,327,602		$866,451

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

II—Minnesota Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—96.4%

Long-Term Municipal Bonds—95.2%

Minnesota—95.2%

Bemidji Hlth Fac
(North Cnty Hlth Svc)
RADIAN Series 02
5.00%, 9/01/31	$1,500	$1,157,490

Brooklyn Park MFHR
(Brooks Landing) AMT
FNMA Series 99A
5.50%, 7/01/19	1,355	1,238,727

Cass Lake Sch Dist
FGIC
5.00%, 2/01/26	1,760	1,771,510

Chaska
Series 05A
5.25%, 10/01/25	1,000	968,540

Farmington ISD No 192
FSA Series 05B
5.00%, 2/01/24	3,875	3,949,981

Golden Valley Hlth Fac
(Covenant Ret Comnty)
Series 99A
5.50%, 12/01/29	1,000	618,060

Hennepin Cnty
(Sales Tax)
5.00%, 12/15/23	3,475	3,568,165

Maple Grove Hlth Care
5.00%, 5/01/22	650	548,906

Metro Council
(St. Paul Metro Area)
5.00%, 3/01/22	5,000	5,179,000

Minneapolis & St. Paul Arpt
MBIA Series 03A
5.00%, 1/01/28	1,500	1,306,455

Minneapolis & St. Paul Arpt AMT
FGIC Series 00B
6.00%, 1/01/21	3,455	3,244,625

Minneapolis

(Pkg Assmt)
MBIA Series 02
5.25%, 12/01/26	2,000	2,045,860

Minneapolis Common Bond Fund
(Prerefunded)
Series 01G-3
5.45%, 12/01/31	1,500	1,648,320

Minneapolis Hlth Care Sys
(Fairview Hlth Svc)
AMBAC Series 05D
5.00%, 11/15/30	1,000	792,960

Minneapolis MFHR
(Bottineau Commons Proj) AMT
GNMA Series 02
5.45%, 4/20/43	2,000	1,576,520

Minneapolis MFHR
(Sumner Field) AMT
GNMA Series 02
5.60%, 11/20/43	2,505	1,998,740

Minnesota
5.00%, 6/01/21	3,000	3,187,140

Minnesota Agriculture & Econ Dev Hlth Fac
(Benedictine Hlth Sys)
(Prerefunded)
MBIA Series 99
5.125%, 2/15/29	4,000	4,208,120

Minnesota Agriculture & Econ Dev Hlth Fac
(Evangelical Lutheran Proj)
Series 02
6.00%, 2/01/22—2/01/27	2,880	2,525,533

Minnesota Agriculture & Econ Dev Hlth Fac
(Prerefunded)
Series 00A
6.375%, 11/15/29	1,700	1,853,646

Minnesota Agriculture & Econ Dev Hlth Fac
(Small Business Loan Proj) AMT
Series 00C
7.25%, 8/01/20	1,000	900,840
Series 00D
7.25%, 8/01/20	950	855,798

Minnesota Hgr Ed Fac Auth
(Coll Art & Design)
(Prerefunded)
Series 00-5D
6.75%, 5/01/26	1,000	1,067,900

Minnesota Hgr Ed Fac Auth
(Hamline Univ)

Series 99-5B
6.00%, 10/01/29	1,250	973,687

Minnesota Hgr Ed Fac Auth
(St Catherine Coll)
5.375%, 10/01/32	1,000	713,730

Minnesota Hgr Ed Fac Auth
(Univ St Thomas)
Series 04-5
5.00%, 10/01/24	1,000	945,970
5.25%, 10/01/34	1,000	864,500

Minnesota Hsg Fin Agy SFMR AMT
Series 96F
6.30%, 1/01/28	350	322,283
Series 96G
6.25%, 7/01/26	455	414,191
Series 98H
6.05%, 7/01/31	1,400	1,198,302

Minnesota Muni Pwr Agy Elec
5.25%, 10/01/21	3,000	2,937,060
Series 04A
5.25%, 10/01/24	500	467,785

Minnetonka MFHR
(Archer Heights Apts Proj) AMT
GNMA Series 99A
5.30%, 1/20/27	1,620	1,360,557

North St Paul Maplewood ISD No. 622
FSA
5.00%, 8/01/20	3,425	3,639,713

Prior Lake ISD No. 719
(Sch Bldg)
FSA Series 05B
5.00%, 2/01/23	3,350	3,432,645

Shakopee Hlth Care Fac
(St Francis Regl Med Ctr)
Series 04
5.10%, 9/01/25	600	379,476

Shoreview MFHR
(Lexington Shores Proj) AMT
GNMA Series 01A
5.55%, 8/20/42	1,445	1,124,051

St. Cloud Hosp
(Saint Cloud Hosp)
FSA Series 00A
5.875%, 5/01/30	3,750	3,636,675

St. Paul Hsg & Redev Auth
(Hltheast Proj)
Series 05
6.00%, 11/15/25	500	321,260

St. Paul Pkg Auth
(Block 19 Ramp)
FSA Series 02A

5.35%, 8/01/29	3,075	2,855,445

St. Paul Port Auth
(Lease Rev)
Series 02
5.25%, 12/01/27	1,725	1,743,682

St. Paul Port Auth
(Lease Rev)
(Cedar St. Office Bldg)
Series 03
5.00%, 12/01/23	1,000	1,014,270

St. Paul Recreational Fac
(Highland National Proj)
5.00%, 10/01/20—10/01/25	2,750	2,843,803

Waconia Hlth Care Fac
(Ridgeview Med Ctr)
(Prerefunded)
RADIAN Series 99A
6.125%, 1/01/29	3,415	3,574,890

Western Minnesota Muni Pwr Agy
FSA
5.00%, 1/01/17	700	775,173
MBIA Series 03A
5.00%, 1/01/26—1/01/30	3,100	2,886,671

White Bear Lake MFHR
(Renova Partners Proj) AMT
FNMA Series 01
5.60%, 10/01/30	1,000	817,420

Willmar Hosp
(Rice Mem Hosp Proj)
FSA Series 02
5.00%, 2/01/32	2,000	1,930,900

Total Long-Term Municipal Bonds
(cost $92,432,093)		87,386,975

Short-Term Municipal Notes—1.2%

Minnesota—1.2%

Minneapolis
(Multifamily Housing Rev Bonds Seven Corners Apt. Proj.)
1.08%, 11/01/31 (a)
(cost $1,105,000)	1,105	1,105,000

Total Investments—96.4%
(cost $93,537,093)		88,491,975
Other assets less liabilities—3.6%		3,262,938

Net Assets—100.0%		$91,754,913

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,500	8/01/16	SIFMA	*	4.0710%	$464,069

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2008, the Portfolio held 45% of net assets in insured bonds (of this amount 8% represents the Portfolio’s holding in pre-refunded bonds). 22% of the Portfolio’s insured bonds were insured by FSA.

Glossary:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
-
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Minnesota Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		88,491,975			464,069
Level 3		– 0	–		– 0	–

Total		$88,491,975			$464,069

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

II—New Jersey Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—98.5%

Long-Term Municipal Bonds—95.8%

New Jersey—80.9%

Bergen Cnty Impr Auth
(Bergen Cnty Util)
5.00%, 12/15/17	$3,755	$4,233,349

Bergen Cnty Impr Auth
(Wyckoff Twp Brd Ed Proj)
Series 05
5.00%, 4/01/25	1,555	1,570,643

Hoboken Parking Auth
(Prerefunded)
AMBAC Series 01A
5.30%, 5/01/27	3,700	4,082,617

Lafayette Yard Comnty Dev Corp
(Conv Ctr Hotel Proj)
(Prerefunded)
MBIA Series 00
5.80%, 4/01/35	2,100	2,239,356

Landis Swr Auth
FGIC Series 93
8.545%, 9/19/19 (a)	2,950	3,572,686

Middlesex Cnty Impr Auth
FNMA Series 01
5.25%, 7/01/21	750	732,555

Morris-Union Jointure Comnty COP
RADIAN Series 04
5.00%, 5/01/24	2,200	1,807,718

New Jersey Ed Fac Auth
(Hgr Ed Cap Impr)
(Prerefunded)
AMBAC Series 02A
5.125%, 9/01/22	2,500	2,773,825

New Jersey Ed Fac Auth
(Kean Univ)
FGIC Series 07
7.23%, 7/01/37 (b) +	1,820	1,820,000
FGIC Series 2007E-2
10.00%, 7/01/37 (b) +	1,665	1,665,000

New Jersey Ed Fac Auth

(Prinston Univ)
5.00%, 7/01/23	3,480	3,598,689

New Jersey Ed Fac Auth
(Ramapo Coll of New Jersey)
(Prerefunded)
AMBAC Series 01D
5.00%, 7/01/31	1,000	1,076,450
FGIC Series 04E
5.00%, 7/01/28	1,000	1,131,250

New Jersey Ed Fac Auth
(Richard Stockton Coll)
5.50%, 7/01/23	3,500	3,564,680

New Jersey EDA
(American Wtr Co.) AMT
FGIC
6.875%, 11/01/34	5,000	4,660,950

New Jersey EDA
(Hackensack Wtr Co.) AMT
MBIA Series 94B
5.90%, 3/01/24	4,000	3,575,560

New Jersey EDA
(Kapkowski Rd)
Series 98B
6.50%, 4/01/28	4,500	3,738,915

New Jersey EDA
(Liberty St Park Proj)
Series A
5.00%, 3/01/24	1,500	1,487,325

New Jersey EDA
(Masonic Charity Fndtn Proj)
Series 01
5.50%, 6/01/31	1,000	726,660
Series 02
5.25%, 6/01/24	540	410,179

New Jersey EDA
(New Jersey St Contract)
FSA
5.00%, 9/01/22	3,540	3,512,105
Series 05
5.25%, 3/01/25	3,300	3,229,446

New Jersey EDA
(New Jersey St Contract)
(Prerefunded)
Series 04-I
5.25%, 9/01/24	2,510	2,888,809

New Jersey EDA
(NUI Corp.) AMT
ACA Series 98A
5.25%, 11/01/33	2,200	1,648,350

New Jersey EDA
(Pub Svc Elec & Gas) AMT

MBIA Series 94A
6.40%, 5/01/32	5,000	4,436,800

New Jersey Hgr Ed
(Student Loan) AMT
MBIA Series 00A
6.15%, 6/01/19	705	655,763

New Jersey Hlth Care Fac
(AHS Hosp Corp. Issue)
Series 08
5.125%, 7/01/22	1,000	897,010

New Jersey Hlth Care Fac
(Atlantic City Med)
5.75%, 7/01/25	975	903,679

New Jersey Hlth Care Fac
(Atlantic City Med)
(Prerefunded)
5.75%, 7/01/25	900	1,014,399

New Jersey Hlth Care Fac
(Bayshore Comnty Hosp)
RADIAN Series 02
5.125%, 7/01/32	9,250	5,497,368

New Jersey Hlth Care Fac
(Good Shepard)
RADIAN Series 01A
5.20%, 7/01/31	1,350	979,142

New Jersey Hlth Care Fac
(Kennedy Hlth Sys)
Series 01
5.625%, 7/01/31	2,700	2,263,248

New Jersey Hlth Care Fac
(Newton Mem Hosp)
FSA Series 01
5.00%, 7/01/26	1,500	1,259,970

New Jersey Hlth Care Fac
(Palisades Med Ctr)
ACA Series 99
5.25%, 7/01/28	1,000	624,070

New Jersey Hlth Care Fac
(Southern Ocean Cnty Hosp)
RADIAN Series 01
5.125%, 7/01/31	4,500	3,226,455

New Jersey Hlth Care Fac
(St Clare’s Hosp Inc.)
RADIAN Series 04A
5.25%, 7/01/23	2,085	2,299,275

New Jersey Hlth Care Fac
(Wood Johnson)
Series 00
5.75%, 7/01/31	3,350	2,891,452

New Jersey Hsg & Mtg Fin Agy MFHR
(Rental Hsg) AMT
FSA Series 00A1

6.35%, 11/01/31	2,000	1,794,700

New Jersey St Transp Auth
FGIC Series 06A
5.00%, 6/15/18	3,400	3,541,304

New Jersey St Transp Auth
(Transp Sys)
(Prerefunded)
Series 03C
5.50%, 6/15/24	3,750	4,306,837

Newark Hsg Auth
(Newark Marine Terminal)
(Prerefunded)
MBIA Series 04
5.25%, 1/01/21—1/01/22	3,580	4,087,501

North Hudson Swr Auth
MBIA Series 01A
Zero Coupon, 8/01/24	12,340	5,285,962

Port Auth NY & NJ
(126th)
FGIC Series 02
5.25%, 5/15/37	2,500	2,006,450

Port Auth NY & NJ
(JFK Int’l Arpt Proj) AMT
MBIA Series 97-6
5.75%, 12/01/22	7,675	6,427,352

Salem Cnty PCR
(PSE&G Pwr) AMT
Series 01A
5.75%, 4/01/31	1,500	1,054,065

South Jersey Port Corp.
(Marine Terminal) AMT
5.20%, 1/01/23	1,000	870,770

Union Cnty Impr Auth
MBIA Series 03A
5.25%, 8/15/23	2,885	2,662,018

		118,732,707

Alabama—0.9%

Hlth Care Auth for Baptist Hlth
ASSURED GTY Series B
5.50%, 11/15/37 (b) +	1,400	1,400,000

Arizona—0.1%

Dove Mtn Resort Comnty Fac Dist
(Assessment Lien Bonds)
6.75%, 12/01/16	310	205,130

California—1.0%

California Statewide Comnty Dev Auth
(Enloe Med Ctr)
5.50%, 8/15/23	400	375,484
6.25%, 8/15/28	1,165	1,117,946

		1,493,430

Florida—2.8%

Collier Cnty CFD
(Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	365	247,291
Series 02B
6.625%, 5/01/33	155	101,654

Crossings at Fleming Island CDD
(Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,500	1,923,825

Double Branch CDD
(Oakleaf Village)
Series 02A
6.70%, 5/01/34	950	712,652

Hammock Bay CDD
(Spl Assmt)
Series 04A
6.15%, 5/01/24	275	204,229

Northern Palm Beach Cnty Impr Dist
(Unit Dev 27B)
Series 02
6.40%, 8/01/32	1,240	861,577

		4,051,228

Guam—0.3%

Guam Govt
(Wtr & Waste Sys Rev)
Series 05
6.00%, 7/01/25	500	408,110

Illinois—0.7%

Antioch Village Spl Svc Area
(Clublands Proj)
Series 03
6.625%, 3/01/33	1,000	624,070

Plano Spl Svc Area No. 3
(Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	550	354,508

		978,578

Ohio—0.3%

Port Auth of Columbiana Cnty SWFR
(Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	500	401,630

Pennsylvania—1.2%

Allegheny Cnty Hosp Dev Auth
(West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	420	283,592

Delaware River Joint Toll Brdg
(PA/NJ Bridge)
Series 03
5.00%, 7/01/28	1,625	1,506,879

		1,790,471

Puerto Rico—6.4%

Puerto Rico
Series 06A
5.25%, 7/01/22	500	413,635

Puerto Rico
(Pub Impr)
Series 01A
5.50%, 7/01/19	500	449,635
Series 04A
5.25%, 7/01/19	710	622,350

Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	900	789,732
Series 08WW
5.375%, 7/01/23	2,165	1,830,616

Puerto Rico HFA
5.00%, 12/01/17	1,310	1,273,634
5.125%, 12/01/27	305	272,887

Puerto Rico HFA
(Prerefunded)
5.00%, 12/01/17	2,355	2,620,432

Univ of Puerto Rico
Series 06Q
5.00%, 6/01/20	1,260	1,068,291

		9,341,212

Texas—0.6%

Camino Real Regl Mobility Auth
5.00%, 2/15/22	905	877,868

Virginia—0.6%

Broad Street CDD
(Parking Fac)
Series 03
7.50%, 6/01/33	1,200	884,364

Total Long-Term Municipal Bonds
(cost $154,301,026)		140,564,728

Short-Term Municipal Notes—2.7%

New Jersey—2.7%

Camden Cnty Impr Auth
(Harvest Village Proj)
Series 1999
1.00%, 7/01/29 (c)	500	500,000

New Jersey EDA
(School Facilities Construction Bonds)
0.85%, 9/01/31 (c)	1,000	1,000,000

New Jersey Hlth Care Fac
(Southern Ocean Cnty Hosp)
1.96%, 7/01/36 (c)	1,000	1,000,000

New Jersey Hlth Care Fac
(Variable Rate COMP Program)
1.94%, 7/01/23 (c)	1,555	1,555,000

Total Short-Term Municipal Notes
(cost $4,055,000)		4,055,000

Total Investments—98.5%
(cost $158,356,026)	144,619,728
Other assets less liabilities—1.5%	2,148,339

Net Assets—100.0%	$146,768,067

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	10/21/16	SIFMA	*	4.1285%	$417,964

(a)	Inverse Floater Security—Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(b)	Variable rate coupon, rate shown as of December 31, 2008.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2008 and the aggregate market value of these securities amounted to $4,885,000 or 3.3% of net assets.

As of December 31, 2008, the Portfolio held 54% of net assets in insured bonds (of this amount 12% represents the Portfolio’s holding in pre-refunded bonds). 20% of the Portfolio’s insured bonds were insured by MBIA.

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty
-
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
HFA	-	Housing Finance Authority
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Group, Inc.
SWFR	-	Solid Waste Facility Revenue

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II New Jersey Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		144,619,728			417,964
Level 3		– 0	–		– 0	–

Total		$144,619,728			$417,964

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

II—Ohio Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—98.7%

Long-Term Municipal Bonds—98.0%

Ohio—84.0%

Akron
MBIA Series 02
5.00%, 12/01/23	$1,000	$970,310

Brookville Loc Sch Dist
(Prerefunded)
FSA Series 03
5.00%, 12/01/26	2,000	2,264,840

Canton City Sch Dist
MBIA Series 04B
5.00%, 12/01/22—12/01/23	2,150	2,163,237

Central Ohio Solid Waste Auth
AMBAC Series 04B
5.00%, 12/01/21	2,035	2,097,780

Cincinnati Technical Comnty Coll
AMBAC Series 02
5.00%, 10/01/28	5,000	4,305,300

Cleveland
(Police & Fire Pension Payment)
5.25%, 5/15/24	2,500	2,542,350

Cleveland
(Prerefunded)
AMBAC Series 04
5.25%, 12/01/24	1,200	1,392,168
MBIA Series 02
5.25%, 12/01/27	4,380	4,920,536

Cleveland Cuyahoga Port Auth
(Rita Proj)
RADIAN Series 04
5.00%, 11/15/19	1,850	1,852,683

Cleveland Cuyahoga Port Auth
(Univ Heights Ohio-Pub Parking Proj)
Series 01
7.35%, 12/01/31	2,000	1,489,820

Cleveland Pub Pwr Sys
FGIC Series 06A
5.00%, 11/15/18	2,165	2,202,866

Cleveland Wtrwks

MBIA
5.00%, 1/01/23	2,500	2,549,450

Columbus Sch Dist
(Prerefunded)
FGIC Series 03
5.00%, 12/01/24—12/01/25	4,730	5,316,615

Cuyahoga Cnty Hosp Fac
(Univ Hosp Hlth)
Series 00
7.50%, 1/01/30	1,900	1,437,122

Cuyahoga Cnty MFHR
(Livingston Park Apts)
GNMA Series 02A
5.45%, 9/20/39	1,500	1,151,280

Cuyahoga Cnty MFHR
(Longwood Proj) AMT
GNMA Series 01
5.60%, 1/20/43	3,620	2,841,410

Dayton Arpt
(James M Cox Dayton Int’l)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,152,205

Dayton Sch Dist
(Administrative Fac Proj)
Series 03
6.00%, 12/01/19—12/01/21	3,040	3,159,746

Delaware Sch Dist
MBIA Series 04
5.00%, 12/01/19	1,340	1,396,186

Dublin Sch Dist
FSA Series 03
5.00%, 12/01/22	1,500	1,535,925

Erie Cnty Hosp
(Firelands Med Ctr)
Series 02A
5.625%, 8/15/32	1,500	1,199,115

Fairfield Cnty Hosp Rev
(Fairfield Med Ctr Proj)
RADIAN Series 03
5.00%, 6/15/24	1,000	788,240

Franklin Cnty
(OCLC Online Computer Library Ctr)
Series 98A
5.20%, 10/01/20	2,800	2,799,776

Franklin Cnty MFHR
(Agler Green) AMT
GNMA Series 02A
5.65%, 5/20/32	770	632,717
5.80%, 5/20/44	1,150	1,000,396

Greater Cleveland Regl Transp Auth
MBIA Series 04

5.00%, 12/01/24	1,350	1,362,298

Hamilton City Sch Dist
MBIA
5.00%, 12/01/24	1,000	997,780

Hamilton Cnty
(Prerefunded)
AMBAC Series B
5.25%, 12/01/32	10,525	11,235,858

Hamilton Cnty
(Unrefunded)
AMBAC Series B
5.25%, 12/01/32	2,660	2,370,140

Hamilton Cnty Conv Fac Auth
FGIC Series 04
5.00%, 12/01/23	1,330	1,314,798

Lucas Cnty Hlth Fac
(Altenheim Proj)
GNMA Series 99
5.50%, 7/20/40	3,200	2,820,672

Madeira City Sch Dist
(Prerefunded)
MBIA Series 04
5.00%, 12/01/22—12/01/23	2,665	3,047,321

Oak Hills Loc Sch Dist
FSA Series 05
5.00%, 12/01/25	1,000	1,011,590

Ohio
Series 04A
5.00%, 6/15/22	3,000	3,075,960

Ohio HFA SFMR
(Mtg Rev) AMT
GNMA Series 02
5.375%, 9/01/33	1,445	1,127,606
GNMA Series 02-A2
5.60%, 9/01/34	150	119,362
GNMA Series 02-A3
5.50%, 9/01/34	820	803,789

Ohio St Bldg Auth
(Adult Correctional Proj)
MBIA Series 04A
5.00%, 4/01/22	2,975	3,029,621

Ohio St Bldg Auth
(St Fac-Admin Bldg Fd Proj)
FSA Series 05A
5.00%, 4/01/24	1,500	1,518,315

Ohio St Hgr Ed Fac Comnty
(Denison Univ Proj)
Series 04
5.00%, 11/01/21—11/01/24	3,440	3,475,104

Ohio SWDR
(Anheuser-Busch) AMT

Series 01
5.50%, 11/01/35	3,000	2,613,930

Ohio Univ
MBIA Series 04
5.00%, 12/01/22	1,950	1,934,478

Ohio Wtr Dev Auth
(Anheuser-Busch) AMT
Series 99
6.00%, 8/01/38 (a)	2,250	2,249,820

Pinnacle Comnty Fin Auth
Series A
6.00%, 12/01/22	1,979	1,380,729

Port Auth of Columbiana Cnty SWFR
(Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	500	401,630

Princeton Sch Dist
(Prerefunded)
MBIA Series 03
5.00%, 12/01/24	1,600	1,811,872

Riversouth Auth
(Area Redevelopment)
Series 04A
5.25%, 12/01/21—12/01/22	2,000	2,032,320
Series 05A
5.00%, 12/01/24	3,590	3,524,195

Steubenville Hosp
(Trinity Hlth)
(Prerefunded)
Series 00
6.50%, 10/01/30	2,500	2,707,500

Toledo Lucas Cnty Port Auth
(Cargill, Inc. Project)
Series 04B
4.50%, 12/01/15	2,500	2,365,400

Toledo Lucas Cnty Port Auth
(Crocker Park Proj)
Series 03
5.375%, 12/01/35	2,000	1,396,420

Toledo Lucas Cnty Port Auth
(CSX Transp)
Series 92
6.45%, 12/15/21	1,270	1,020,267

Toledo Sch Dist
FGIC Series 03B
5.00%, 12/01/23	2,940	2,864,530

Univ of Cincinnati COP
(Univ Cincinnati Ctr Proj)
MBIA
5.00%, 6/01/24	4,470	4,343,544

Youngstown City Sch Dist
FSA

5.00%, 12/01/25	2,155	2,170,214

		123,289,136

Arizona—0.1%

Dove Mtn Resort Comnty Fac Dist
(Assessment Lien Bonds)
6.75%, 12/01/16	300	198,513

California—0.0%

California
5.25%, 4/01/29	5	4,634

Florida—2.0%

Collier Cnty CFD
(Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	345	233,741
Series 02B
6.625%, 5/01/33	150	98,375

Collier Cnty IDA
(Southern St Util) AMT
Series 96
6.50%, 10/01/25	200	175,734

Crossings at Fleming Island CDD
(Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,000	1,539,060

Double Branch CDD
(Oakleaf Village)
Series 02A
6.70%, 5/01/34	920	690,147

Hammock Bay CDD
(Spl Assmt)
Series 04A
6.15%, 5/01/24	300	222,795

		2,959,852

Georgia—0.2%

Atlanta
(Tax Alloc Bonds Eastside Proj)
Series 05B
5.60%, 1/01/30	500	303,915

Illinois—0.7%

Antioch Village Spl Svc Area
(Deercrest Proj)
Series 03
6.625%, 3/01/33	977	618,060

Plano Spl Svc Area No. 3
(Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	565	364,176

		982,236

Pennsylvania—0.2%

Allegheny Cnty Hosp Dev Auth

(West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	425	286,969

Puerto Rico—10.8%

Puerto Rico
Series 06A
5.25%, 7/01/22	500	413,635

Puerto Rico
(Pub Impr)
Series 01A
5.50%, 7/01/19	500	449,635

Puerto Rico Conv Ctr Dist Auth
(Hotel Occupancy Rev)
AMBAC Series 06A
5.00%, 7/01/18—7/01/19	6,370	5,527,100

Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,154,447
5.375%, 7/01/24	1,030	860,462

Puerto Rico Govt Dev Bank
(Sr Notes)
Series 06B
5.00%, 12/01/15	500	450,835

Puerto Rico HFA
5.125%, 12/01/27	375	335,516

Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	375	305,265

Puerto Rico Tobacco Settlement
(Childrens Trust Fund)
(Prerefunded)
Series 00
6.00%, 7/01/26	4,000	4,261,720

Univ of Puerto Rico
5.00%, 6/01/22	1,350	1,100,938

		15,859,553

Total Long-Term Municipal Bonds
(cost $152,818,770)		143,884,808

Short-Term Municipal Notes—0.7%

Pennsylvania—0.5%

Delaware Cnty Auth
(White Horse Village Project)
0.70%, 7/01/36 (b)	800	800,000

Virginia—0.2%

Virginia Small Business Fin Auth

1.10%, 7/01/30 (b)	300	300,000

Total Short-Term Municipal Notes
(cost $1,100,000)		1,100,000

Total Investments—98.7%
(cost $153,918,770)		144,984,808
Other assets less liabilities—1.3%		1,844,388

Net Assets—100.0%		$146,829,196

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,600	8/01/16	SIFMA	*	4.0710%	$477,328

(a)	Variable rate coupon, rate shown as of December 31, 2008.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2008, the Portfolio held 54% of net assets in insured bonds (of this amount 20% represents the Portfolio’s holding in pre-refunded bonds). 24% of the Portfolio's insured bonds were insured by MBIA.

Glossary:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
-
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
SWDR	-	Solid Waste Disposal Revenue
SWFR	-	Solid Waste Facility Revenue

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Ohio Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		144,984,808			477,328
Level 3		– 0	–		– 0	–

Total		$144,984,808			$477,328

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

II—Pennsylvania Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—98.5%

Long-Term Municipal Bonds—94.9%

Pennsylvania—77.7%

Allegheny Cnty Hgr Ed
(Thiel Coll)
ACA Series 99A
5.375%, 11/15/19—11/15/29	$2,500	$1,814,520

Allegheny Cnty Hosp Dev Auth
(South Hills Hlth)
(Prerefunded)
Series 00B
6.75%, 5/01/25	1,555	1,653,183

Allegheny Cnty Hosp Dev Auth
(West Pennsylvania Hlth Sys)
5.00%, 11/15/28	200	100,850
Series 07A
5.00%, 11/15/17	800	540,176

Allegheny Cnty IDA
(Residential Reserves Inc Proj)
5.00%, 9/01/21	500	390,320

Allegheny Cnty IDA
(Residential Reserves Inc Proj)
(Prerefunded)
Series 01
6.60%, 9/01/31	1,540	1,729,328

Allegheny Cnty IDA
(USX Corp.)
Series 98
5.50%, 12/01/29	2,680	1,803,024

Allegheny Cnty Redev Auth
(Pittsburgh Mills Proj)
5.60%, 7/01/23	1,500	1,043,340

Allegheny Cnty Sanitation Auth
(Swr Rev)
MBIA Series 05A
5.00%, 12/01/24	7,490	7,265,824

Butler Cnty
(Prerefunded)
FGIC Series 03
5.25%, 7/15/26	1,625	1,849,364

Chester Upland Sch Dist

4.30%, 5/15/14	1,705	1,727,182

Coatesville Sch Dist
5.00%, 8/01/23	6,500	6,617,650

Crawford Cnty Hlth Fac
(Westbury Methodist)
Series 99
6.25%, 8/15/29	1,600	1,076,016

Delaware Cnty Hgr Ed
(Eastern Coll)
Series 99
5.625%, 10/01/28	2,500	1,716,675

Ephrata Area Sch Dist
(Prerefunded)
FGIC Series 05
5.00%, 3/01/22	1,000	1,146,640

Harrisburg Arpt Auth
(Susquehanna Arpt Proj) AMT
Series 99
5.50%, 1/01/24	3,490	2,315,545

Lancaster Swr Auth Rev
MBIA Series 04
5.00%, 4/01/22	1,330	1,320,996

Lehigh Northampton Arpt Auth
MBIA Series 00
6.00%, 5/15/30	4,400	3,735,380

Lycoming Cnty Hgr Ed
(Coll of Technology)
AMBAC Series 02
5.25%, 5/01/32	2,250	1,966,635

McKean Cnty Hosp Auth
(Bradford Hosp Proj)
ACA
5.00%, 10/01/17	1,205	703,853

Meadville
XLCA
5.00%, 10/01/25	3,080	2,923,043

Montgomery Cnty Hgr Ed
(Beaver Coll)
(Prerefunded)
RADIAN Series 99
5.70%, 4/01/27	6,000	6,067,680

Montgomery Cnty Hosp
(Abington Mem Hosp)
Series 02A
5.125%, 6/01/32	3,000	2,281,470

Montgomery Cnty IDA
(Whitemarsh Continuing Care Ret Comnty)
6.00%, 2/01/21	415	292,811

New Wilmington Muni Auth
(Westminster Coll Proj)

RADIAN
5.00%, 5/01/27	1,040	781,009

Pennsylvania EDA
(30th St Station ) AMT
ACA Series 02
5.875%, 6/01/33	2,085	1,507,142

Pennsylvania EDA
(Amtrak) AMT
Series 01A
6.375%, 11/01/41	3,000	2,063,730

Pennsylvania Hgr Ed Fac Auth
(Dickinson Coll)
RADIAN Series 03AA-1
5.00%, 11/01/26	1,000	853,310

Pennsylvania Hgr Ed Fac Auth
(Univ Hlth Sys)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,084,380

Pennsylvania Hgr Ed Fac Auth
(UPMC Hlth Sys)
Series 01A
6.00%, 1/15/31	2,145	2,041,933

Pennsylvania IDA
(St Revolving Fd)
Series 08A
5.50%, 7/01/23	1,060	1,056,852

Philadelphia Auth for IDA FRN
(Univ of Pennsylvania)
1.82%, 4/26/14 (a)	2,000	1,870,640

Philadelphia IDA
(Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	350	239,018

Philadelphia IDA
(Prerefunded)
FSA Series 01B
5.25%, 10/01/30	8,000	8,791,520

Philadelphia Sch Dist
(Prerefunded)
FSA Series 03
5.25%, 6/01/26	5,000	5,672,450

Pittsburgh
FSA Series 06C
5.25%, 9/01/17	5,000	5,168,250

Pittsburgh Pub Pkg Auth
FGIC Series 05A
5.00%, 12/01/19	2,435	2,190,307

Pittsburgh Urban Redev Auth SFMR
(Mtg Rev) AMT
FHA Series 97A
6.25%, 10/01/28	745	675,931

Potter Cnty Hosp
(Charles Cole Mem)

RADIAN Series 96
6.05%, 8/01/24	4,340	3,979,823

South Ctr Gen Auth
(Hanover Hosp Inc.)
RADIAN
5.00%, 12/01/25	1,570	1,212,464

South Ctr Gen Auth
(Wellspan Hlth)
MBIA Series 01
5.25%, 5/15/31	795	822,897

South Ctr Gen Auth
(Wellspan Hlth)
(Prerefunded)
MBIA Series 01
5.25%, 5/15/31	3,905	4,272,070

St Pub Sch Bldg Auth
(Colonial Northampton Inter Unit 20)
FGIC Series 05
5.00%, 5/15/26	2,025	1,853,806

Wilkes-Barre Fin Auth
(Wilkes Univ Proj)
5.00%, 3/01/22	510	375,100

		99,594,137

Arizona—0.1%

Dove Mtn Resort Comnty Fac Dist
(Assessment Lien Bonds)
6.75%, 12/01/16	265	175,353

Florida—3.0%

Collier Cnty CFD
(Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	305	206,641
Series 02B
6.625%, 5/01/33	130	85,258

Collier Cnty IDA
(Southern St Util) AMT
Series 96
6.50%, 10/01/25	400	351,468

Crossings at Fleming Island CDD
(Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,000	1,539,060

Double Branch CDD
(Oakleaf Village)
Series 02A
6.70%, 5/01/34	1,015	761,412

Hammock Bay CDD
(Spl Assmt)
Series 04A
6.15%, 5/01/24	300	222,795

Northern Palm Beach Cnty Impr Dist
(Unit Dev 27B)

Series 02
6.40%, 8/01/32	900	625,338

		3,791,972

Guam—0.7%

Guam Govt
(Wtr & Waste Sys Rev)
Series 05
6.00%, 7/01/25	500	408,110

Guam Int’l Arpt Auth
MBIA Series 03B
5.25%, 10/01/23	500	490,910

		899,020

Illinois—1.2%

Antioch Village Spl Svc Area
(Deercrest Proj)
Series 03
6.625%, 3/01/33	1,000	632,610

Plano Spl Svc Area No. 3
(Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	465	299,720

Yorkville CFD
(Raintree Village)
Series 03
6.875%, 3/01/33	800	559,464

		1,491,794

Puerto Rico—9.8%

Puerto Rico
(Pub Impr)
5.25%, 7/01/23	500	407,275
Series 01A
5.50%, 7/01/19	500	449,635

Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	800	655,528
5.375%, 7/01/24	1,530	1,278,162

Puerto Rico HFA
5.125%, 12/01/27	180	161,048

Puerto Rico Hwy & Transp Auth
FGIC Series 03
5.25%, 7/01/14	3,195	2,957,771
FGIC Series 03G
5.25%, 7/01/14	3,335	3,087,376

Puerto Rico Hwy & Transp Auth
(Prerefunded)
FSA
5.00%, 7/01/27	2,260	2,514,634

Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	300	244,212

Puerto Rico Pub Bldg Auth
Series N
5.50%, 7/01/22	345	292,550

Univ of Puerto Rico
5.00%, 6/01/22	655	534,159

		12,582,350

Texas—0.6%

Camino Real Regl Mobility Auth
5.00%, 2/15/22	845	819,667

Virgin Islands—1.8%

Virgin Islands Pub Fin Auth
(Virgin Islands Gross Receipts Taxes Loan Note)
FSA Series 03
5.00%, 10/01/13—10/01/14	675	632,523
5.25%, 10/01/15—10/01/17	1,840	1,697,125

		2,329,648

Total Long-Term Municipal Bonds
(cost $133,202,853)		121,683,941

Short-Term Municipal Notes—3.6%

Pennsylvania—0.4%

Delaware Cnty Auth
(White Horse Village Project)
0.70%, 7/01/36 (b)	500	500,000

Colorado—0.4%

Colorado Ed & Cultural Fac Auth
(Natl Jewish Fed Bd Prog)
1.15%, 2/01/25 (b)	500	500,000

Connecticut—0.2%

Connecticut HEFA
Zero Coupon, 7/01/36 (b)	300	300,000

Florida—1.4%

Jacksonville Econ Dev Commission
(Methodist Refunding Proj)
1.10%, 10/01/15 (b)	1,800	1,800,000

Maryland—0.7%

Maryland St Econ Dev Corp.
(U.S. Pharmacopeial Convention, Inc. Project)
1.10%, 7/01/38 (b)	900	900,000

Virginia—0.5%

Virginia Small Business Fin Auth
1.10%, 7/01/30 (b)	600	600,000

Total Short-Term Municipal Notes
(cost $4,600,000)		4,600,000

Total Investments—98.5%
(cost $137,802,853)		126,283,941
Other assets less liabilities—1.5%		1,889,535

Net Assets—100.0%		$128,173,476

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.

(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of December 31, 2008, the Portfolio held 67% of net assets in insured bonds (of this amount 24% represents the Portfolio’s holding in pre-refunded bonds). 24% of the Portfolio’s insured bonds were insured by FSA.

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDD	-	Community Development District
CFD	-	Community Facilities District
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FSA	-	Financial Security Assurance Inc.
HEFA	-	Health & Education Facility Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Pennsylvania Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		126,283,941			– 0	–
Level 3		– 0	–		– 0	–

Total		$126,283,941		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

II—Virginia Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—97.9%

Long-Term Municipal Bonds—97.0%

Virginia—83.3%

Albemarle Cnty Ed Fac
(The Convent Sch)
Series 01A
7.75%, 7/15/32	$4,260	$3,556,589

Arlington Cnty IDA
(Ogden Martin) AMT
FSA Series 98B
5.25%, 1/01/09	2,295	2,295,000

Arlington Cnty MFHR
(Arlington View Terrace) AMT
FNMA Series 01
5.15%, 11/01/31	1,550	1,399,898

Arlington IDA
(Arlington Hlth Sys)
(Prerefunded)
Series 01
5.25%, 7/01/31	5,900	6,420,439

Bell Creek CDD
Series 03A
6.75%, 3/01/22	200	192,822

Broad Street CDD
(Parking Fac)
Series 03
7.50%, 6/01/33	1,500	1,105,455

Celebrate North CDD
(Spl Assmt Rev)
Series 03B
6.60%, 3/01/25	1,250	892,462

Chesterfield Cnty
(Elec & Pwr Co)
Series 02
5.875%, 6/01/17	3,800	3,900,510

Dinwiddie Cnty IDA
(Lease Rev)
MBIA Series 04B
5.00%, 2/15/24	3,200	3,209,856

Dulles Town CDA

(Dulles Town Ctr Proj)
Series 98
6.25%, 3/01/26	1,990	1,416,164

Fairfax Cnty EDA
(Goodwin House Inc.)
5.00%, 10/01/22	1,000	630,720

Fairfax Wtr Auth
Series 02
5.00%, 4/01/32	3,380	3,365,939

Greater Richmond Hotel Tax
(Conv Ctr Proj)
(Prerefunded)
Series 00
6.25%, 6/15/32	3,000	3,239,460

Hampton
MBIA
5.00%, 1/15/20	6,105	6,482,777

Hampton Conv Ctr
AMBAC Series 02
5.00%, 1/15/35	5,150	4,408,709

Hampton Roads Sanitation Dist
5.00%, 4/01/25	5,050	5,124,286

Harrisonburg IDA
(Rockingham Mem Hosp)
AMBAC
5.00%, 8/15/22—8/15/25	7,850	6,451,859

Harrisonburg MFHR
(Greens of Salem Run) AMT
FSA Series 97
6.30%, 4/01/29	1,110	1,007,913

Henrico Cnty
5.00%, 12/01/26	1,000	1,027,480

Isle Wight Cnty
6.00%, 7/01/27	3,500	3,665,935

James City Cnty Econ Dev Auth
(Lease Rev Bonds)
FSA
5.00%, 6/15/22	4,385	4,518,830

James City Cnty SWR
(Anheuser Busch Proj) AMT
Series 97
6.00%, 4/01/32	4,200	3,060,540

Montgomery Cnty IDA
(Montgomery Cnty Pub Fac Lease Rev Bonds)
5.00%, 2/01/24	2,000	1,948,300

Newport Comnty Dev Auth
(Spl Assmt)
5.50%, 9/01/26	1,000	576,380

Newport News Hlth Care Fac

(Mennowood)
GNMA Series 96A
6.25%, 8/01/36	2,580	2,494,421

Newport News MFHR
(Walker Village Proj) AMT
GNMA Series 02A
5.55%, 9/20/34	1,880	1,491,686
5.65%, 3/20/44	1,660	1,315,467

Norfolk
5.00%, 4/01/21	7,800	8,191,404

Norfolk Arpt Auth
(Air Cargo) AMT
FGIC Series 01B
5.30%, 7/01/25	10,000	8,450,700
Series 02
6.25%, 1/01/30	980	664,950

Northwestern Regl Jail Auth
MBIA
5.00%, 7/01/25	1,500	1,388,430

Portsmouth
(Unrefunded Ref & Pub Util)
FGIC Series B
5.00%, 6/01/26	95	91,991

Prince William MFHR
(Woodwind Gables) AMT
AMBAC Series 01A
5.30%, 12/01/34	2,760	2,093,184

Reynolds Crossing CDD
5.10%, 3/01/21	2,150	1,701,080

Richmond
FSA Series 05A
5.00%, 7/15/22	2,500	2,568,550

Suffolk
MBIA
5.00%, 2/01/20	3,000	3,158,550

Upper Occoquan Sewage Auth
FSA
5.00%, 7/01/25	2,500	2,526,175

Virginia Beach
(Wtr & Swr Rev)
5.00%, 10/01/30	2,000	1,958,320

Virginia Beach MFHR
(Beth Sholom Terrace)
GNMA Series 02
5.40%, 4/01/44	2,900	2,394,704

Virginia Biotechnology Auth
(Consolidated Laboratories Proj)
Series 01
5.00%, 9/01/21	4,170	4,258,988

Virginia Coll Bldg Auth
5.00%, 4/01/23	1,000	949,580

Virginia Coll Bldg Auth
(Prerefunded)
5.00%, 9/01/16	220	252,492

Virginia Coll Bldg Auth
(Pub Hgr Ed Fin Program)
5.00%, 9/01/16	5,615	6,223,217
Series 05A
5.00%, 9/01/17	5,890	6,428,287

Virginia HDA MFHR
(Rental Hsg) AMT
Series 02B
5.50%, 4/01/27	5,000	4,235,500
Series 99
5.95%, 2/01/23	5,525	5,112,117

Virginia HDA SFMR
(Mtg Rev) AMT
Series 01D
5.40%, 6/01/24	3,155	2,733,807

Virginia Port Auth
(Newport News) AMT
Series 02
5.125%, 7/01/24	4,000	3,447,280

Virginia Port Auth Rev
(Newport News) AMT
Series 02
5.00%, 7/01/27	1,000	814,160

Virginia Small Business Fin Auth
5.125%, 9/01/22	710	481,224

Watkins Centre CDD
5.40%, 3/01/20	600	429,018

		145,753,605

Arizona—0.1%

Dove Mtn Resort Comnty Fac Dist
(Assessment Lien Bonds)
6.75%, 12/01/16	355	234,907

California—1.4%

California Statewide Comnty Dev Auth
(Enloe Med Ctr)
5.50%, 8/15/23	660	619,549
6.25%, 8/15/28	1,910	1,832,855

		2,452,404

Florida—0.2%

Collier Cnty CFD
(Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	420	284,554
Series 02B
6.625%, 5/01/33	180	118,050

		402,604

Georgia—0.2%

Atlanta

(Tax Alloc Bonds Eastside Proj)
Series 05B
5.60%, 1/01/30	500	303,915

Illinois—0.6%

Plano Spl Svc Area No. 3
(Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	465	299,720

Yorkville CFD
(Raintree Village)
Series 03
6.875%, 3/01/33	1,000	699,330

		999,050

New Jersey—1.7%

New Jersey Ed Fac Auth
(Kean Univ)
FGIC Series 07
7.23%, 7/01/37 (a) +	2,040	2,040,000
FGIC Series 2007E-2
10.00%, 7/01/37 (a) +	900	900,000

		2,940,000

Puerto Rico—9.5%

Puerto Rico (Pub Impr)
Series 01A
5.50%, 7/01/19	500	449,635

Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	681,248
MBIA
5.50%, 7/01/17	5,000	4,649,850

Puerto Rico Govt Dev Bank
(Sr Notes)
Series 06B
5.00%, 12/01/15	500	450,835

Puerto Rico HFA
5.00%, 12/01/20	1,580	1,504,571
5.125%, 12/01/27	290	259,466

Puerto Rico HFA
(Prerefunded)
5.00%, 12/01/20	3,290	3,660,816

Puerto Rico Hwy & Transp Auth
FGIC Series 03
5.25%, 7/01/14	1,760	1,629,320
FGIC Series 03G
5.25%, 7/01/14	1,840	1,703,380

Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	340	276,774

Univ of Puerto Rico
5.00%, 6/01/22	1,740	1,418,987

		16,684,882

Total Long-Term Municipal Bonds
(cost $185,356,957)		169,771,367

Short-Term Municipal Notes—0.9%

Florida—0.3%

Jacksonville Hlth Fac Auth
(Baptist Hlth Sys)
1.05%, 8/15/34 (b)	600	600,000

Massachusetts—0.6%

Massachusetts Dev Fin Agy
(Boston Univ)
0.90%, 10/01/42 (b)	1,000	1,000,000

Total Short-Term Municipal Notes
(cost $1,600,000)		1,600,000

Total Investments—97.9%
(cost $186,956,957)		171,371,367
Other assets less liabilities—2.1%		3,615,190

Net Assets—100.0%		$174,986,557

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$7,000	12/01/17	SIFMA	*	3.7920%	$833,871

(a)	Variable rate coupon, rate shown as of December 31, 2008.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2008 and the aggregate market value of these securities amounted to $2,940,000 or 1.7% of net assets.

As of December 31, 2008, the Portfolio held 33% of net assets in insured bonds (of this amount 0% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
-
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
EDA		Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
SFMR	-	Single Family Mortgage Revenue
SWR	-	Solid Waste Revenue

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Virginia Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		171,371,367			833,871
Level 3		– 0	–		– 0	–

Total		$171,371,367			$833,871

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 20, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 20, 2009

4